Note 17 - Related Party Transactions (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Director [Member] | Vegetables Supply [Member]
Related Party Transaction, Amounts of Transaction	$ 2.9	$ 2.2
Related Party Foudation [Member] | Charitable Contributions [Member]
Related Party Transaction, Amounts of Transaction	1.0	$ 1.0
Beneficiaries of Former Employees That Have Family Relationships to Two of Current Directors [Member] | Retirement Arrangements [Member]
Due to Related Parties, Total	$ 1.9